Derivative Financial Instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2025 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,348
Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,498
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	848
Notional amount | 2029 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(88)
Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(81)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(7)
Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(3)
pay 2.08% / receive Euribor 3m | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay 2.08% / receive Euribor 3m | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
pay 2.08% / receive Euribor 3m | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay 2.08% / receive Euribor 3m | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3m | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
pay 2.08% / receive Euribor 3m | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay 2.08% / receive Euribor 3m | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3m | Notional amount | 2029 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay 2.08% / receive Euribor 3m | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(7)
pay 2.08% / receive Euribor 3m | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
pay 2.08% / receive Euribor 3m | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(7)
pay 2.08% / receive Euribor 3m | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ (3)
pay capitalized Ester / receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.92%
pay capitalized Ester / receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 650
pay capitalized Ester / receive 0.92% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2029 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(27)
pay capitalized Ester / receive 0.92% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(27)
pay capitalized Ester / receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	848
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	848
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2027
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2028
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	848
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Notional amount | 2029 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(54)
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(54)
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives
Interest Rate Swaps Pay Capitalized SOFR USD / Receive 1.02% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0